Performance Management - MoA Mid Cap Growth Fund	Sep. 02, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance/Annual Return.
Performance Narrative [Text Block]	Because the Fund is expected to commence operations on or after September 2, 2025, information regarding performance for a full calendar year is not available as of the date of this prospectus.Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
Performance One Year or Less [Text]	Because the Fund is expected to commence operations on or after September 2, 2025, information regarding performance for a full calendar year is not available as of the date of this prospectus.
Performance Availability Website Address [Text]	mutualofamerica.com
Performance Availability Phone [Text]	800.468.3785